Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (Loss) before Provision for Income Taxes	$ (50,182)	$ 152,221
Dividends Declared	360,727	469,783
Net Operating Loss Carryforwards	2,600,000
Cumulative Tax Basis	$ 1,966,000	$ 1,725,000